8. Project Assets, net (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Project assets	$ 19,740	$ 34,337
Project assets, current	0	17,842
Project assets, noncurrent	19,740	16,495
Completed for sale
Project assets	1,554	17,847
Under development [Member]
Project assets	$ 18,186	$ 16,490